UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR ASSET-BACKED SECURITIES
Commission File Number of the issuing entity: 333-207329-05
Central Index Key Number of the issuing entity: 0001693819
CarMax Auto Owner Trust 2017-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of the depositor: 333-207329
Central Index Key Number of the depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Andrew J. McMonigle, Vice President and Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES
The registrant has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

CARMAX AUTO OWNER TRUST 2017-1
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	January 15, 2021	By:	/s/ Andrew J. McMonigle
Andrew J. McMonigle
Vice President and Treasurer

Exhibit Index

Exhibit            Description
Exhibit 102    Asset Data File (Schedule AL)
Exhibit 103    Asset Related Document (Additional Explanatory Disclosure)